The Companys net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 is as follows (FY) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Start-up Costs		$ 344,957		$ 140,508
Net operating loss carryforwards				35,096
Deferred Tax Assets, Gross		344,957		175,604
Deferred Tax Assets, Valuation Allowance	$ (460,410)	(344,957)	$ (82,455)	(169,370)
Deferred Tax Liabilities, Unrealized Gains on Trading Securities				6,234
Deferred Tax Liabilities, Unrealized Gains on Trading Securities				(6,234)
Deferred Tax Liabilities, Gross				6,234
Deferred Tax Liabilities, Gross				(6,234)
Deferred Tax Liabilities, GroDeferred Tax Assets, Net of Valuation Allowance